Accounts Receivable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable [Abstract]
Bad debt expense for credit losses receivables	$ (7,214)	$ 524,426	$ 13,538